SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance	$ 540,183	$ 370,609
Prepaid other	282,529	112,439
Deposits	1,090,920	241,465
Prepaid expenses and deposits	$ 1,913,632	$ 724,513